Commitments - Summary of Amounts Recognized in the Statement of Profit or Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments [Abstract]
Depreciation of right-of-use assets	$ (3,019,000)	$ (2,405,000)	$ (1,201,000)
Interest on lease liabilities	(1,243,000)	(1,807,000)	(1,022,000)
Principal paid	$ (2,434,000)	$ (1,652,000)	$ (832,000)